Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Income Statement [Abstract]
NET REVENUES	$ 0	$ 0
OPERATING EXPENSES
Salaries and Consulting fees to related parties	60,000	60,000
Professional fees	0	16,976
Other selling, general and administrative	640	567
Total Operating Expenses	60,640	77,543
LOSS FROM OPERATIONS	(60,640)	(77,543)
OTHER INCOME (EXPENSES)
Change in fair value of derivative liability	(37,232)	543,223
Interest expense (including amortization of debt discounts of $19,900 and $24,125, respectively)	(107,072)	(112,598)
Total Other Income (Expenses)	(144,304)	430,625
INCOME (LOSS) BEFORE INCOME TAXES	(204,944)	353,082
INCOME TAX EXPENSE	0	0
NET INCOME (LOSS)	$ (204,944)	$ 353,082
Net income (loss) per common share, Basic	$ (0.00)	$ 0.00
Net income (loss) per common share, Diluted	$ (0.00)	$ 0.00
Weighted average shares outstanding, Basic	3,325,531,102	756,612,000
Weighted average shares outstanding, Diluted	3,325,531,102	756,612,000